Income Taxes	12 Months Ended
Dec. 31, 2017
Income tax expense [Abstract]
Income Taxes
41.	Income Taxes

(1)	Income tax expense for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Current income tax expense
Payment of income tax	￦	2,682,779	2,689,640	881,583
Adjustment due to changes in estimates related to prior years		(23,248)	231,113	4,484
Current income tax directly recognized in equity		37,768	30,059	(56,098)

		2,697,299	2,950,812	829,969

Deferred income tax expense
Generation and realization of temporary differences		48,878	509,762	1,283,012
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods		71,999	(86,845)	44,573
Changes in deferred tax on tax losses carryforwards		2,374,237	—	—
Tax credit carryforwards		47,000	(8,588)	15,270

		2,542,114	414,329	1,342,855

Income tax expense	￦	5,239,413	3,365,141	2,172,824

(2)	Reconciliation between actual income tax expense and amount computed by applying the statutory tax rate to income before income taxes for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Income before income tax	￦	18,655,786	10,513,468	3,614,218

Income tax expense computed at applicable tax rate of 24.2%		4,514,700	2,544,259	874,641
Adjustments
Effect of applying gradual tax rate		(4,147)	(5,082)	(5,082)
Effect of non-taxable income		(8,047)	(29,554)	(32,032)
Effect of non-deductible expenses		17,734	22,258	15,032
Effects of tax credits and deduction		(103,435)	(194,731)	(161,069)
Recognition (reversal) of unrecognized deferred tax asset, net		71,999	(86,845)	44,573
Effect of change in deferred tax due to change in tax rate (from 24.2% to 27.5%)		—	—	1,055,154
Deferred income tax related to investments in subsidiaries and associates		784,793	862,956	394,145
Others, net		(10,936)	20,767	(17,022)

		747,961	589,769	1,293,699
Adjustment in respect of prior years due to change in estimate		(23,248)	231,113	4,484

Income tax expense	￦	5,239,413	3,365,141	2,172,824

Effective tax rate		28%	32%	60%

(3)	Income tax directly adjusted to shareholders’ equity (except for accumulated other comprehensive income (loss)) for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Dividends of hybrid bond	￦	5,253	5,253	5,248
Gain on disposal of investments in subsidiaries		(14,144)	(7,006)	—
Effect of change in effective tax rate		—	—	(25)

	￦	(8,891)	(1,753)	5,223

(4)	Income tax recognized as other comprehensive income (loss) for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Income tax recognized as other comprehensive income (loss)
Loss on valuation of available-for-sale financial assets	￦	(6,315)	(8,143)	(2,551)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		7,253	(18,335)	(11,016)
Remeasurement of defined benefit obligations		42,913	49,986	(80,645)
Investments in associates		13,648	7,731	8,649
Others		(10,840)	573	24,242

	￦	46,659	31,812	(61,321)

(5)	Changes in deferred income tax assets (liabilities) recognized in the statements of financial position for the years ended December 31, 2016 and 2017 are as follows:

		2016
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance
		In millions of won
Deferred income tax on temporary differences
Employee benefits	￦	407,342	36,003	49,986	—	493,331
Cash flow hedge		(29,013)	(6,235)	(18,335)	—	(53,583)
Investments in associates or subsidiaries		(6,449,998)	(717,072)	7,731	(7,006)	(7,166,345)
Property, plant and equipment		(5,495,786)	(31,532)	—	—	(5,527,318)
Finance lease		(272,430)	(73,001)	—	—	(345,431)
Intangible assets		9,420	(433)	—	—	8,987
Financial assets at fair value through profit or loss		(4)	(58)	—	—	(62)
Available-for-sale financial assets		(49,199)	(11,005)	(8,143)	—	(68,347)
Deferred revenue		215,361	(1,502)	—	—	213,859
Provisions		3,372,423	210,948	—	—	3,583,371
Doubtful receivables		1,405	1,291	—	—	2,696
Other finance liabilities		26,298	(1,302)	—	5,253	30,249
Gains or losses on foreign exchange translation		128,714	10,224	—	—	138,938
Allowance for doubtful accounts		18,976	(1,724)	—	—	17,252
Accrued income		(11,231)	5,864	—	—	(5,367)
Special deduction for property, plant and equipment		(194,347)	38	—	—	(194,309)
Reserve for research and human development		(20,688)	7,805	—	—	(12,883)
Others		576,585	118,712	573	—	695,870

		(7,766,172)	(452,979)	31,812	(1,753)	(8,189,092)

Deferred income tax on unused tax losses and tax credit
Tax losses		(3)	3	—	—	—
Tax credit		27,115	8,588	—	—	35,703

		27,112	8,591	—	—	35,703

	￦	(7,739,060)	(444,388)	31,812	(1,753)	(8,153,389)

		2017
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance
		In millions of won
Deferred income tax on temporary differences
Employee benefits	￦	493,331	86,008	(80,645)	—	498,694
Cash flow hedge		(53,583)	130,044	(11,016)	—	65,445
Investments in associates or subsidiaries		(7,166,345)	(1,510,295)	8,649	(25)	(8,668,016)
Property, plant and equipment		(5,527,318)	(1,333,122)	—	—	(6,860,440)
Finance lease		(345,431)	(81,518)	—	—	(426,949)
Intangible assets		8,987	(1,339)	—	—	7,648
Financial assets at fair value through profit or loss		(62)	952	—	—	890
Available-for-sale financial assets		(68,347)	62,055	(2,551)	—	(8,843)
Deferred revenue		213,859	16,852	—	—	230,711
Provisions		3,583,371	1,239,462	—	—	4,822,833
Doubtful receivables		2,696	(2,637)	—	—	59
Other finance liabilities		30,249	(2,742)	—	5,248	32,755
Gains or losses on foreign exchange translation		138,938	(140,292)	—	—	(1,354)
Allowance for doubtful accounts		17,252	25,679	—	—	42,931
Accrued income		(5,367)	3,542	—	—	(1,825)
Special deduction for property, plant and equipment		(194,309)	(6,618)	—	—	(200,927)
Reserve for research and human development		(12,883)	9,842	—	—	(3,041)
Others		695,870	232,642	24,242	—	952,754

		(8,189,092)	(1,271,485)	(61,321)	5,223	(9,516,675)

Deferred income tax on unused tax losses and tax credit
Tax losses		—	—	—	—	—
Tax credit		35,703	(15,272)	—	—	20,431

		35,703	(15,272)	—	—	20,431

	￦	(8,153,389)	(1,286,757)	(61,321)	5,223	(9,496,244)

(6)	Deferred income tax assets (liabilities) recognized in the statements of financial position as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Deferred income tax assets	￦	795,131	919,153
Deferred income tax liabilities		(8,948,520)	(10,415,397)

	￦	(8,153,389)	(9,496,244)

(7)	Details of deductible temporary differences, tax losses and unused tax credits for which no deferred income tax assets were recognized as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Deductible temporary differences	￦	426,718	444,426